May 5, 2025

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Investment Portfolios

- MidCap Stock Portfolio

- Small Cap Stock Index Portfolio

- Technology Growth Portfolio

  (the "Funds")

 1933 Act File No.: 333-47011
 1940 Act File No.: 811-08673
 CIK No.: 0001056707

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information for the above-referenced Funds that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 57 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 23, 2025.

Please address any comments or questions to my attention at (412) 234-2057.

Sincerely,

/s/ Vickie Proudley
Vickie Proudley
Associate, Paralegal